CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 4,064,501	$ 1,895,028
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Deferred income taxes	(194,146)	726,284
Amortization (accretion) of:
Deferred loan origination costs, net	(96,673)	(10,581)
Premiums and discounts on securities	862,311	(145,787)
Core deposit intangible	281,000	304,000
Mortgage servicing rights	286,165	178,127
Fair value adjustments	(56,289)	(76,756)
Provision for loan losses	1,550,000	5,292,000
Depreciation	551,495	566,608
ESOP expense		66,998
Gain on sale of securities available for sale	(167,978)	(454,920)
Gain on sale of loans	(1,599,694)	(572,395)
Gain on sale of property and equipment		(77,595)
(Gain) loss on sale of foreclosed assets	(17,860)	57,475
Write-down on foreclosed assets	392,776	449,274
Earnings on bank-owned life insurance	(176,400)	(67,935)
Increase in mortgage servicing rights	(446,539)	(228,211)
Proceeds from sales of loans held for sale	57,750,004	28,067,760
Originations of loans held for sale	(56,315,560)	(29,157,115)
Change in assets and liabilities:
Accrued interest receivable and other assets	1,708,574	(205,500)
Accrued interest payable	(133,558)	(143,859)
Other liabilities	(567,038)	(617,698)
Net cash provided by operating activities	7,675,091	5,845,202
Cash flows from investing activities
Purchase of interest-earning time deposits	(11,246)	(19,847)
Available for sale securities:
Purchases	(50,213,584)	(76,612,719)
Proceeds from calls, maturities, and principal repayments	41,274,632	62,988,659
Proceeds from sales	5,451,797	8,271,072
Redemption of FHLB stock	3,418,510
Increase in loans	(11,026,356)	(9,898,804)
Purchase of property and equipment	(637,341)	(176,335)
Proceeds from the sale of property and equipment		145,418
Proceeds from the sale of foreclosed assets	1,308,795	2,106,166
Purchase of bank-owned life insurance		(5,000,000)
Net cash used in investing activities	(10,434,793)	(18,196,390)
Cash flows from financing activities
Net increase (decrease) in deposit accounts	45,618,763	(32,698,926)
Net (decrease) increase in securities sold under agreements to repurchase	(2,379,719)	15,417,223
Proceeds from Federal Home Loan Bank advances	10,000,000	10,000,000
Repayments of Federal Home Loan Bank advances	(15,000,000)	(5,000,000)
Repurchase of common stock	(1,594,912)	(398,316)
Cash dividends paid	(1,831,241)	(1,860,431)
Net cash provided by (used in) financing activities	34,812,891	(14,540,450)
Net increase (decrease) in cash and cash equivalents	32,053,189	(26,891,638)
Cash and cash equivalents:
Beginning	39,361,409	66,253,047
Ending	71,414,598	39,361,409
Supplemental schedule of noncash investing and financing activities
Assets acquired in settlement of loans	2,590,259	5,006,432
Loans made to finance sales of foreclosed assets	223,500	415,000
Repayment of ESOP note		612,762
Cash paid during the period for:
Interest	4,581,818	6,576,633
Income taxes, net of refunds	$ 1,685,000	$ 1,091,728